Payroll, staff and employee benefits obligations - Expected future cash outflows (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Pension benefits
Employee benefits obligations
Weighted average duration of accrued benefits	14 years
Expected contributions in respect of funded pension plans in 2020	$ 228
Pension benefits | Not later than one year
Employee benefits obligations
Estimated future payments	874
Pension benefits | Year 2
Employee benefits obligations
Estimated future payments	502
Pension benefits | Year 3
Employee benefits obligations
Estimated future payments	426
Pension benefits | Year 4
Employee benefits obligations
Estimated future payments	405
Pension benefits | Year 5
Employee benefits obligations
Estimated future payments	392
Pension benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 2,243
Other benefits
Employee benefits obligations
Weighted average duration of accrued benefits	17 years
Other benefits | Not later than one year
Employee benefits obligations
Estimated future payments	$ 37
Other benefits | Year 2
Employee benefits obligations
Estimated future payments	29
Other benefits | Year 3
Employee benefits obligations
Estimated future payments	28
Other benefits | Year 4
Employee benefits obligations
Estimated future payments	26
Other benefits | Year 5
Employee benefits obligations
Estimated future payments	26
Other benefits | Year 5 through 10
Employee benefits obligations
Estimated future payments	$ 130